Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
10.	Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss as of December 31, 2024 and 2025 are as follows:

	2024		2025
Securities:
Debt instruments
Governments	~~W~~	8,983,699	8,933,644
Financial institutions		11,127,785	8,572,717
Corporations		12,579,941	15,340,624
Stocks with put option		691,684	620,258
Equity investment with put option		5,483,075	5,737,916
Beneficiary certificates		14,414,681	16,068,876
Commercial papers		9,270,928	8,605,755
CMA		1,613,961	3,694,196
Others (*)		2,840,070	3,530,206

		67,005,824	71,104,192

Equity instruments
Stocks		2,954,653	4,370,515
Equity investment		6,680	5,981
Others		135,995	492,905

		3,097,328	4,869,401

Gold/silver deposits		128,297	623,668

	~~W~~	70,231,449	76,597,261

Loans		1,879,946	1,415,254
Due from banks		35,450	40,862

	~~W~~	72,146,845	78,053,377

(*)	As of December 31, 2024 and 2025, restricted deposits for customer deposit claims (trusts) amount to ~~W~~ 1,731,224 million and ~~W~~ 2,965,469 million, respectively.